Summary of Significant Accounting Policies - Schedules of Concentration of Risk by Risk Factor (Detail) - Cost of Goods and Service Benchmark [Member] - Supplier Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Third Party A [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	41.00%	52.00%	60.00%
Third Party B [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	20.00%	25.00%	19.00%